FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	£ 8,341	£ 8,494
Derivative liabilities	(8,228)	(9,831)
The Group | Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
The Group | Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	8,327	8,494
Derivative liabilities	(7,909)	(9,534)
The Group | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	14	0
Derivative liabilities	(319)	(297)
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	12,595	13,638
Derivative liabilities	(11,072)	(14,211)
The Bank | Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
The Bank | Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	12,581	13,638
Derivative liabilities	(11,012)	(14,211)
The Bank | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	14	0
Derivative liabilities	£ (60)	£ 0